STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

May 29, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund Registration Statement on Form N-2

Dear Ms. Dubey:

On behalf of A&Q Multi-Strategy Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 9 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended  (File No. 811-22500)).  The Registration Statement is being filed principally to update the Fund's annual financial information, comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act and register an additional $500 million of shares.1

We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially similar to the versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 6, 2014, except for the updating of financial information and other general updating of information.  We note that certain disclosure (e.g., under the caption "Risk; Restrictions on Transfer; No Trading Market" on the cover and under the captions "Prospectus Summary—Repurchases of Shares," "Risk Factors—Tax Risk" and "Taxes—Distributions to Shareholders" in the prospectus) has been revised in light of comments of the staff (the "Staff") of the Commission that were provided to me in April 2015 by Ms. Anu Dubey of the Staff relating to Post-Effective Amendment No. 2 to the Registration Statement of A&Q Alternative Fixed-Income Strategies Fund LLC (File No. 333-194092).  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 6, 2014.

We propose to file an additional amendment to the Registration Statement as early in July 2015 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended March 31, 2015 and complete other omitted data, and seek effectiveness as of August 1, 2015.

Should you have any questions, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik

________________________

1	We note that the Fund also is carrying forward an additional $296,961,993 of unsold shares previously registered (File No. 333-182705), as permitted by Rules 415 and 429 under the 1933 Act.